WARRANTS (Tables)	12 Months Ended
Dec. 31, 2017
Warrants Tables
Warrants outstanding
Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 31-Dec-14	107,000	$0.54	2.96
Exercised	-	-	-
Granted	441,529	2	1.15
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-15	548,529	$1.72	1.31
Exercised
Granted
Expired
Cancelled
Outstanding 31-Dec-16	548,529	$1.72	1.31
Exercised	548,529	1.72	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-17	-	$-	-